JPMorgan Liquid Assets Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Reserve Shares [Member] | Reserve
Prospectus [Line Items]
Average Annual Return, Percent	3.79%	2.88%	1.85%